                                                As filed pursuant to Rule 497
                                                Under the Securities Act of 1933
                                                Registration No. 333-137867


                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

--------------------------------------------------------------------------------

                          VARIABLE ANNUITY ACCOUNT FIVE
                          SUPPLEMENT TO THE PROSPECTUS

        SEASONS PREFERRED SOLUTION VARIABLE ANNUITY DATED APRIL 30, 2008

--------------------------------------------------------------------------------

                            VARIABLE SEPARATE ACCOUNT
                          SUPPLEMENT TO THE PROSPECTUS

          POLARIS PREFERRED SOLUTION VARIABLE ANNUITY DATED MAY 1, 2008

--------------------------------------------------------------------------------

The third paragraph in the section entitled MARKETLOCK INCOME PLUS under the heading "Can I extend the Income Base Evaluation Period and Income Credit Period beyond 5 years?" has been replaced with the following:

Prior to the end of the initial Income Base Evaluation period and initial Income Credit Period and prior to the end of each evaluation period, we will inform you of the terms of the next extension in writing. If you elect extensions (s), you must contact us in writing before the end of each evaluation period.

The fee and investment requirements of the feature may change at the time of extension and may be different than when you initially elected the feature. We guarantee that the current fee as reflected in the Fee Table above will not increase by more than 0.25% at the time of the First Extension.

--------------------------------------------------------------------------------

The second paragraph in the section entitled MARKETLOCK FOR LIFE PLUS under the heading "Can I extend the Income Base Evaluation Period beyond 10 years?" has been replaced with the following:

The fee and investment requirements of the feature may change at the time of extension and may be different than when you initially elected the feature. We will notify you in writing of the terms of the extension at least 30 days prior to the end of the Income Base Evaluation Period.

--------------------------------------------------------------------------------

The second paragraph in the section entitled MARKETLOCK under the heading "Can I extend the MAV Evaluation Period beyond 10 years?" has been replaced with the following:

The fee for the feature may change at the time of extension and may be different than when you initially elected the feature. We will notify you in writing of the terms of the extension at least 30 days prior to the end of the MAV Evaluation Period. Additional MAV Evaluation Periods may be offered at our sole discretion.


Dated August 1, 2008

               Please keep this Supplement with your Prospectus.